Segmental analysis	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Segmental analysis

5	Segmental analysis
The Group Chief Executive, supported by the rest of the Group Executive Committee (‘GEC’), is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of constant currency performance that removes the effects of currency translation from reported results. Therefore, we disclose these results on a constant currency basis as required by IFRSs. The income statement for the half-year to 30 June 2022 is converted at the average rate of exchange for 2023, and the balance sheets at 30 June 2022 and 31 December 2022 at the prevailing rates of exchange on 30 June 2023.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in Corporate Centre.
Resegmentation
In the first quarter of 2023, following an internal review to assess which global businesses were best suited to serve our customers’ respective needs, a portfolio of our Global Banking customers within our entities in Latin America was transferred from Global Banking and Markets to Commercial Banking for reporting purposes. Comparative data have been re-presented accordingly. Similar smaller transfers from Global Banking and Markets to Commercial Banking were also undertaken within our entities in Australia and Indonesia, where comparative data have not been re-presented.
Our global businesses
We provide a comprehensive range of banking and related financial services to our customers in our three global businesses. The products and services offered to customers are organised by these global businesses:
–Wealth and Personal Banking (‘WPB’) provides a full range of retail banking and wealth products to our customers from personal banking to ultra high net worth individuals. Typically, customer offerings include retail banking products, such as current and savings accounts, mortgages and personal loans, credit cards, debit cards and local and international payment services. We also provide wealth management services, including insurance and investment products, global asset management services, investment management and private wealth solutions for customers with more sophisticated and international requirements.
–Commercial Banking (‘CMB’) offers a broad range of products and services to serve the needs of our commercial customers, including small and medium-sized enterprises, mid-market enterprises and corporates. These include credit and lending, international trade and receivables finance, treasury management and liquidity solutions (payments and cash management and commercial cards), commercial insurance and investments. CMB also offers customers access to products and services offered by other global businesses, such as Global Banking and Markets, which include foreign exchange products, raising capital on debt and equity markets and advisory services.
–Global Banking and Markets (‘GBM’) provides tailored financial solutions to major government, corporate and institutional clients and private investors worldwide. The client-focused business lines deliver a full range of banking capabilities, including financing, advisory and transaction services, a markets business that provides services in credit, rates, foreign exchange, equities, money markets and securities services, and principal investment activities.

HSBC constant currency profit before tax and balance sheet data
	Half-year to 30 Jun 2023
	Wealth and Personal Banking	Commercial Banking[3]	Global Banking and Markets[3]	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[2]	16,200	12,216	8,501	(41)	36,876
– external	12,416	12,897	13,939	(2,376)	36,876
– inter-segment	3,784	(681)	(5,438)	2,335	—
– of which: net interest income/(expense)[4]	10,299	8,375	3,546	(3,956)	18,264
Change in expected credit losses and other credit impairment charges	(502)	(704)	(136)	(3)	(1,345)
Net operating income/(expense)	15,698	11,512	8,365	(44)	35,531
Total operating expenses	(7,141)	(3,572)	(4,785)	41	(15,457)
Operating profit/(loss)	8,557	7,940	3,580	(3)	20,074
Share of profit/(loss) in associates and joint ventures	35	(1)	—	1,549	1,583
Constant currency profit before tax	8,592	7,939	3,580	1,546	21,657
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	39.7	36.7	16.5	7.1	100.0
Constant currency cost efficiency ratio	44.1	29.2	56.3	100.0	41.9
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	463,836	319,246	176,182	294	959,558
Interests in associates and joint ventures	555	24	107	28,860	29,546
Total external assets	900,370	654,474	1,342,110	144,522	3,041,476
Customer accounts	809,864	472,146	313,126	633	1,595,769

	Half-year to 30 Jun 2022[1]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[2]	10,058	7,055	7,459	(925)	23,647
– external	9,665	7,199	8,357	(1,574)	23,647
– inter-segment	393	(144)	(898)	649	—
– of which: net interest income/(expense)[4]	6,493	4,817	2,009	(473)	12,846
Change in expected credit losses and other credit impairment charges	(584)	(278)	(210)	(2)	(1,074)
Net operating income/(expense)	9,474	6,777	7,249	(927)	22,573
Total operating expenses	(6,995)	(3,345)	(4,557)	(635)	(15,532)
Operating profit/(loss)	2,479	3,432	2,692	(1,562)	7,041
Share of profit in associates and joint ventures	8	—	—	1,355	1,363
Constant currency profit/(loss) before tax	2,487	3,432	2,692	(207)	8,404
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	29.6	40.8	32.0	(2.4)	100.0
Constant currency cost efficiency ratio	69.5	47.4	61.1	(68.6)	65.7
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	482,962	354,273	200,082	557	1,037,874
Interests in associates and joint ventures	487	31	104	27,468	28,090
Total external assets	884,333	628,040	1,330,747	167,390	3,010,510
Customer accounts	846,974	491,115	332,473	589	1,671,151
1     From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
3    In the first quarter of 2023, following an internal review to assess which global businesses were best suited to serve our customers’ respective needs, a portfolio of our customers within our entities in Latin America was transferred from GBM to CMB for reporting purposes. Comparative data have been re-presented accordingly.
4 Net interest expense recognised in the Corporate Centre includes $3.8bn (1H22: $0.4bn) of interest expense in relation to the internal cost to fund trading and fair value net assets; and the funding cost of foreign exchange swaps in our Markets Treasury function. During 2Q23 we implemented a consistent reporting approach across the 14 most material entities that contribute to our trading and fair value net assets, which resulted in an increase to the 1H23 associated funding costs reported through the intersegment elimination in Corporate Centre of approximately $0.4bn, recognised in 2Q23.
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to1
	30 Jun 2023	30 Jun 2022
	$m	$m
Reported external net operating income by country/territory[2]	36,876	24,545
– UK	6,762	6,547
– Hong Kong	10,325	6,471
– US	2,112	1,964
– France	4,107	950
– other countries/territories	13,570	8,613
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Constant currency results reconciliation
	30 Jun 2023	30 Jun 2022[1]
	Reported and constant currency	Constant currency	Currency translation	Reported
	$m	$m	$m	$m
Revenue[2]	36,876	23,647	(898)	24,545
ECL	(1,345)	(1,074)	13	(1,087)
Operating expenses	(15,457)	(15,532)	595	(16,127)
Share of profit in associates and joint ventures	1,583	1,363	(86)	1,449
Profit before tax	21,657	8,404	(376)	8,780
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Constant currency balance sheet reconciliation
	At 30 Jun 2023	At 30 June 2022[1]			At 31 Dec 2022[1]
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	959,558	1,037,874	10,853	1,027,021	936,613	13,052	923,561
Interests in associates and joint ventures	29,546	28,090	(1,356)	29,446	28,384	(870)	29,254
Total external assets	3,041,476	3,010,510	40,029	2,970,481	2,995,590	46,304	2,949,286
Customer accounts	1,595,769	1,671,151	19,850	1,651,301	1,592,396	22,093	1,570,303
1    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.

Notable items
	Half-year to
	30 Jun 2023	30 Jun 2022
	$m	$m
Notable items
Revenue
Disposals, acquisitions and related costs[1,2]	3,321	(288)
Fair value movements on financial instruments[3]	15	(371)
Restructuring and other related costs[4]	—	68
Operating expenses
Disposals, acquisitions and related costs	(118)	—
Restructuring and other related costs[5]	47	(1,040)
1    Includes the reversal of a $2.1bn impairment loss relating to the planned sale of our retail banking operations in France, which is no longer classified as held for sale.
2    Includes the provisional gain of $1.5bn recognised in respect of the acquisition of SVB UK.
3    Fair value movements on non-qualifying hedges in HSBC Holdings.
4    Comprises gains and losses relating to the business update in February 2020, including losses associated with the RWA reduction programme.
5 In 2Q23, we recognised $47m of reversals relating to restructuring provisions recognised during 2022.